Filed pursuant to Rule 497(e)

Registration Nos. 333-33607 and 811-08333

[CHAPMAN AND CUTLER LLP LETTERHEAD]

August 18, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II
(Registration No. 333-33607)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”) and its series, Nuveen NWQ International Value Fund, Nuveen NWQ Japan Fund and Nuveen Tradewinds Global All-Cap Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on August 1, 2016.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren
Morrison C. Warren

Enclosures